Risks and concentration - Credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)
Risks and Concentration
Cash and cash equivalents	¥ 214,732	$ 33,696		¥ 326,647
Time deposits	48,437	7,601		477,408
Short-term investments	577,970	$ 90,696		509,636
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents	27,763			76,941
Cash, insured amount | $			$ 500
Cash and cash equivalents | Geographic concentration risk | People's Republic of China
Risks and Concentration
Cash and cash equivalents	54,143			165,936
Cash, insured amount	500
Time deposits | Geographic concentration risk | People's Republic of China
Risks and Concentration
Time deposits	¥ 149,305			¥ 846,408